PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation	$ 7,702	$ 0	$ 2,704	$ 0